DEFERRED INCOME TAX (Changes in Deferred Tax Assets and Liabilities) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	$ 1,542,565	$ 37,495
Translation differences	(263,349)	(4,373)
Acquisition of business (note 3)	0	1,327,232
Credits (Charges) directly to OCI	57,867	(48,854)
Recognition of previously unrecognized tax losses	25,438	128,634
Income statement credit (charge)	(256,830)	102,431
Deferred tax assets, ending balance	1,105,691	1,542,565
Usinas Siderúrgicas de Minas Gerais S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	8,000	14,200
Unused tax losses for which no deferred tax asset recognised	287,600	357,400
Unused tax credits for which no deferred tax asset recognised	8,000	14,200
Unused tax losses for which no deferred tax asset recognised	287,600	357,400
Ternium Brasil Ltda.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	688,400	889,400
Unused tax losses for which no deferred tax asset recognised	688,400	889,400
Ternium Brasil Ltda. And Usinas Siderúrgicas de Minas Gerais S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets recognized on unused tax losses	314,100	383,000
Deferred tax assets recognized on unused tax losses	314,100	383,000
Ternium S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		2,200,000	$ 2,100,000
Estimated tax loss	$ 26,700	$ 30,100
Unused tax losses generated from prior period	0.92	0.92
Unused tax losses for which no deferred tax asset recognised		$ 2,200,000	2,100,000
Ternium Investments S.à r.l.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised		$ 2,600,000	2,600,000
Unused tax losses generated from prior period	0.98	0.98
Estimated tax result	$ 7,800	$ 900
Unused tax losses for which no deferred tax asset recognised		2,600,000	$ 2,600,000
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	323,538
Deferred tax liability, beginning balance		(200,556)
Translation differences	(81,642)	(2,360)
Acquisition of business (note 3)		412,320
Income statement credit (charge)	(111,558)	114,134
Deferred tax assets, ending balance	130,338	323,538
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	17,831
Deferred tax liability, beginning balance		(69,594)
Translation differences	(15,440)	(903)
Acquisition of business (note 3)		116,290
Income statement credit (charge)	(40,304)	(27,962)
Deferred tax liability, ending balance	(37,913)
Deferred tax assets, ending balance		17,831
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	134,328
Deferred tax liability, beginning balance		(22,923)
Translation differences	(34,905)	(683)
Acquisition of business (note 3)		143,033
Income statement credit (charge)	52,978	14,901
Deferred tax assets, ending balance	152,401	134,328
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	354,097	98,999
Translation differences	(48,805)	(698)
Acquisition of business (note 3)		255,529
Income statement credit (charge)	(38,024)	267
Deferred tax assets, ending balance	267,268	354,097
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	42,674	15,515
Translation differences	(5,608)	0
Acquisition of business (note 3)		28,510
Income statement credit (charge)	4,242	(1,351)
Deferred tax assets, ending balance	41,308	42,674
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	382,971	17,400
Translation differences	(65,362)	4,901
Acquisition of business (note 3)		304,237
Recognition of previously unrecognized tax losses	25,438
Income statement credit (charge)	(28,987)	56,433
Deferred tax assets, ending balance	314,060	382,971
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	287,126	198,654
Translation differences	(11,587)	(4,630)
Acquisition of business (note 3)		67,313
Credits (Charges) directly to OCI	57,867	(48,854)
Recognition of previously unrecognized tax losses	128,634
Income statement credit (charge)	(95,177)	(53,991)
Deferred tax assets, ending balance	$ 238,229	$ 287,126